SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
China			$ (761)	$ 292,891
Total current			(761)	292,891
Deferred:
China			1,858	(18,570)
Total deferred	$ 457	$ 492	1,858	(18,570)
Total income tax expense	$ 457	$ 492	$ 1,097	$ 274,321